Income (Loss) Per Share - Schedule of computation of Basic and diluted Earnings Per Share (Parenthetical) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	17,732,764	17,680,187	17,732,764	22,518,894
Employee Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	196,667	313,334	246,667	470,668
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	7,294,595	5,965,022	5,373,373	5,056,270